Material Accounting Policies (Details Narrative)		12 Months Ended
	Apr. 01, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CAD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CAD ($)	Jan. 01, 2021 USD ($)
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Warrants carrying value				$ 163,162	$ 4,827	$ 163,162	$ 472,899
Impact of hyperinflation accumulated depreciation	$ 473,907
Consumer price index		$ 1,859	$ 1,128
Increase index movements		$ 731	$ 442
Increase index movements percentage		65.00%	64.00%
Monetary position		$ 18,984,099	$ 1,826,495
Property and equipment, depreciation useful lives description		The estimate useful lives are as follows: Motor vehicles – 3 years; furniture – 3 to 5 years; leasehold improvements – over the term of the lease and other equipment - 3 years.
Discount rate				10.00%
Increase in asset retirement obligation				$ 4,566,130				$ 5,344,798
Risk free rate				1.49%				0.93%
Asset retirement obligation accretion expense		$ (219,536)	(264,075)	$ (91,983)
Option reserve and share premium		6,239,370	5,682,869	1,165,170				$ 1,177,099
Reclassification adjustment				1,040,779
Loss on debt extinguishment		(8,500)	97,051	(159,383)
Depletion charge		$ 5,119,174	$ 1,451,032	415,686
Effect of transition to IFRSs [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Asset retirement obligation accretion expense				324,371
Option reserve and share premium				1,165,170				$ 1,177,099
Loss on debt extinguishment				79,341
Increase in oil and gas properties				181,888
Depletion charge				$ 181,888
Motor vehicles [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Property and equipment, depreciation useful lives		3 years
Fixtures and fittings [member] | Bottom of range [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Property and equipment, depreciation useful lives		3 years
Fixtures and fittings [member] | Top of range [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Property and equipment, depreciation useful lives		5 years
Other property, plant and equipment [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Property and equipment, depreciation useful lives		3 years